Document and Entity Information	Sep. 14, 2026
Cover [Abstract]
Entity Registrant Name	PERDOCEO EDUCATION Corp
Amendment Flag	false
Entity Central Index Key	0001046568
Document Type	8-K
Document Period End Date	Sep. 14, 2026
Entity Incorporation State Country Code	DE
Entity File Number	0-23245
Entity Tax Identification Number	36-3932190
Entity Address, Address Line One	1750 E. Golf Road
Entity Address, City or Town	Schaumburg
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60173
City Area Code	(847)
Local Phone Number	781-3600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	PRDO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false